Schedule of Investments

June 30, 2022 (Unaudited)

Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 83.02%
Banks - 1.97%
Hilltop Holdings, Inc.	40,844	$1,088,901

Capital Goods - 7.05%
Acuity Brands, Inc.	9,677	1,490,645
Park Aerospace Corp.	188,995	2,411,576

		3,902,221

Commercial & Professional Services - 7.02%
Atento SA (a)(b)	86,271	861,839
Franklin Covey Co. (b)	65,383	3,019,387

		3,881,226

Consumer Durables & Apparel - 10.79%
Delta Apparel, Inc. (b)	35,571	1,009,149
LGI Homes, Inc. (b)	27,584	2,397,049
Skechers U.S.A., Inc. - Class A (b)	72,070	2,564,251

		5,970,449

Diversified Financials - 7.29%
Cboe Global Markets, Inc.	16,505	1,868,201
Jefferies Financial Group, Inc.	78,361	2,164,331

		4,032,532

Energy - 6.07%
Civitas Resources, Inc.	64,151	3,354,456

Food, Beverage & Tobacco - 4.66%
Becle SAB de CV (a)	1,194,586	2,577,542

Materials - 1.98%
Valvoline, Inc.	38,034	1,096,520

Media & Entertainment - 2.86%
InterActiveCorp (b)	20,779	1,578,581

Pharmaceuticals, Biotechnology & Life Sciences - 3.46%
Green Thumb Industries, Inc. (a)(b)	75,456	603,648
Trulieve Cannabis Corp. (a)(b)	60,094	690,950
Verano Holdings Corp. (a)(b)	108,779	617,865

		1,912,463

Real Estate - 4.75%
FRP Holdings, Inc. (b)	43,516	2,626,191

Retailing - 1.01%
The Aaron’s Company, Inc.	38,185	555,592

Software & Services - 14.60%
Conduent, Inc. (b)	573,090	2,475,748
Dropbox, Inc. (b)	125,109	2,626,038
WNS Holdings Ltd. - ADR (a)(b)	39,845	2,974,031

		8,075,817

Technology Hardware & Equipment - 9.51%
Fabrinet (a)(b)	30,901	2,506,071
Silicom Ltd. (a)(b)	81,792	2,752,301

		5,258,372

TOTAL COMMON STOCKS (Cost $45,915,832)		45,910,863

EXCHANGE-TRADED FUND - 3.42%
Diversified Financials - 3.42%
iShares Gold Trust (b)	55,158	1,892,471

TOTAL EXCHANGE-TRADED FUND (Cost $1,411,681)		1,892,471

REAL ESTATE INVESTMENT TRUST (REIT) - 1.67%
Real Estate - 1.67%
PotlatchDeltic Corp.	20,921	924,499

TOTAL REIT (Cost $790,183)		924,499

Total Investments (Cost $48,117,696) - 88.11%		48,727,833
Other Assets in Excess of Liabilities - 11.89%		6,577,193

TOTAL NET ASSETS - 100.00%		$55,305,026

ADR - American Depositary Receipt

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.

Schedule of Open Forward Currency Contract

June 30, 2022 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Depreciation
State Street Bank	09/12/2022	USD	1,149,707	MXN	24,840,000	$(68,234)

						$(68,234)

MXN - Mexican Peso

USD - U.S. Dollar